UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

GreenFi Funds Trust
(Exact name of registrant as specified in charter)

1100 Sansome Street, San Francisco, CA 94111

(Address of principal executive offices)  (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-683-8529

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1.               Report to Stockholders

(a)

GreenFi Redwood Fund Tailored Shareholder Report

GreenFi Redwood Fund

Ticker: REDWX

semi-annual shareholder report March 31, 2026

This semi-annual shareholder report contains important information about GreenFi Redwood Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funds.greenfi.com/redwood. You can also request this information by contacting us at 800 683-8529.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GreenFi Redwood Fund	$125	1.28%¹
¹	Annualized

What did the Fund invest in?

(as of March 31, 2026)

Sector Breakdown (% of net assets)

Technology
31.3%
Financials
15.2%
Health Care
12.2%
Consumer Discretionary
11.1%
Communications
10.6%
Industrials
7.4%
Materials
5.9%
Consumer Staples
4.2%
Utilities
1.3%
Other
1.0%

Top Ten Holdings	(% of net assets)
NVIDIA Corp	7.6%
Alphabet Inc	7.6%
Microsoft Corp	6.3%
Amazon.com Inc	4.8%
Visa Inc	3.6%
Costco Wholesale Corp	3.0%
Broadcom Inc	3.0%
Eli Lilly & Co	2.9%
TJX Cos Inc/The	2.9%
Apple Inc	2.8%

Key Fund Statistics

(as of March 31, 2026)

Net Assets	$135,749,050
Number of Holdings	48
Portfolio Turnover Rate	11.90%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://funds.greenfi.com/redwood.

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GreenFi Redwood Fund

Semi-Annual Financial Statements and Other Information

For the semi-annual period ended March 31, 2026

The financial statements and other information contained herein are submitted for the general information of the shareholders of the GreenFi Redwood Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Fund is distributed by Capital Investment Group, Inc., Member FINRA/SPIC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Fund, including its principals, and Capital Investment Group, Inc.

Schedule of Investments (unaudited)
As of March 31, 2026
	Shares	Value
Common Stocks - 99.10%
Communications - 10.56%
Alphabet Inc	35,876	$10,316,503
T-Mobile US Inc	8,785	1,845,113
Walt Disney Co/The	22,607	2,178,863
		14,340,479
Consumer Discretionary - 11.14%
Amazon.com Inc (a)	31,317	6,522,392
Aptiv PLC (a)	24,506	1,701,697
Chipotle Mexican Grill Inc (a)	53,524	1,713,303
Rivian Automotive Inc (a)	86,028	1,294,721
TJX Cos Inc/The	24,338	3,886,779
		15,118,892
Consumer Staples - 4.17%
Costco Wholesale Corp	4,083	4,068,424
Sprouts Farmers Market Inc (a)	20,681	1,595,125
		5,663,549
Financials - 15.16%
Apollo Global Management Inc	20,227	2,253,692
Capital One Financial Corp	14,275	2,604,188
First Horizon Corp	114,719	2,611,005
Jack Henry & Associates Inc	14,846	2,346,262
Marsh & McLennan Cos Inc	20,300	3,521,035
Progressive Corp/The	11,770	2,333,285
Visa Inc	16,239	4,908,075
		20,577,542
Health Care - 12.19%
Bio-Rad Laboratories Inc (a)	7,327	2,042,401
Bristol-Myers Squibb Co	50,812	3,081,748
Dexcom Inc (a)	25,022	1,571,381
Eli Lilly & Co	4,349	4,000,080
UnitedHealth Group Inc	12,053	3,261,421
Vertex Pharmaceuticals Inc (a)	5,794	2,587,253
		16,544,284
Industrials - 7.42%
AECOM	14,335	1,215,895
Gates Industrial Corporation plc (a)	98,793	2,233,710
Ingersoll Rand Inc	20,539	1,645,584
JBT Marel Corp	12,125	1,550,424
Waste Management Inc	7,834	1,800,175
Xylem Inc/NY	13,618	1,627,351
		10,073,139
Materials - 5.91%
Advanced Drainage Systems Inc	13,463	1,846,181
Ecolab Inc	7,895	2,100,228
International Flavors & Fragrances Inc	44,099	3,199,382
James Hardie Industries PLC (a)	46,020	871,619
		8,017,410

See Notes to Financial Statements

Schedule of Investments (unaudited) (continued)
As of March 31, 2026
	Shares	Value
Common Stocks - 99.10% (continued)
Technology - 31.28%
Advanced Micro Devices Inc (a)	10,800	2,197,044
Apple Inc	14,798	3,755,584
Atlassian Corp (a)	12,563	857,425
Broadcom Inc	13,047	4,038,177
Cadence Design Systems Inc (a)	9,709	2,697,840
Dynatrace Inc (a)	36,061	1,333,536
Microchip Technology Inc	21,586	1,394,671
Micron Technology Inc	5,930	2,003,391
Microsoft Corp	23,029	8,524,645
NVIDIA Corp	59,419	10,362,674
QUALCOMM Inc	15,143	1,950,116
Salesforce Inc	6,578	1,227,915
ServiceNow Inc (a)	20,326	2,125,083
		42,468,101
Utilities - 1.27%
American Water Works Co Inc	12,701	1,728,479
Total Common Stocks (Cost $111,645,108)		134,531,875

Short-Term Investment - 1.03%
Fidelity Treasury Portfolio, 3.55%(b) (Cost $1,395,916)		1,395,916

Investments, at Value (Cost $113,041,024) - 100.13%		135,927,791
Liabilities in Excess of Other Assets - (0.13)%		(178,741)
Net Assets - 100.00%		$135,749,050

(a) Non-income producing investment

(b) Represents 7-day effective SEC yield as of March 31, 2026.

See Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
As of March 31, 2026
Assets:
Investments, at value (cost $113,041,024)	$135,927,791
Dividends receivable	44,389
Interest receivable	4,186
Fund shares sold receivable	59,924
Prepaid expenses	45,538
Total assets	136,081,828
Liabilities:
Fund shares purchased payable	88,691
Accrued expenses:
Investment advisory fees	179,013
Trustee fees	5,247
Professional fees	13,105
Custody fees	16,612
Shareholder fulfillment fees	11,754
Administration fees	1,363
Operational expenses	16,993
Total liabilities	332,778
Total Net Assets	$135,749,050
Net Assets Consist of:
Paid in capital	$105,516,067
Accumulated earnings	30,232,983
Total Net Assets	$135,749,050
Capital Shares Outstanding, no par value
(unlimited authorized shares)	8,453,214
Net Asset Value, Per Share	$16.06

See Notes to Financial Statements

Statement of Operations (unaudited)
For the fiscal period ended March 31, 2026
Investment Income:
Dividends	$715,642
Interest	19,794
Total Investment Income	735,436
Expenses:
Advisory fees	369,150
Transfer agent fees	206,590
Trustee fees and meeting expenses	52,780
Legal fees	94,838
Administration fees	73,041
Registration and filing expenses	19,368
Fund accounting fees	21,397
Compliance fees	30,164
Custody fees	29,103
Audit fees	15,470
Shareholder fulfillment fees	6,539
Distribution and service fees	7,644
Miscellaneous expenses	17,311
Net Expenses	942,264

Net Investment Loss	(206,828)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions	10,259,676
Net change in unrealized appreciation (depreciation) on investments	(16,751,068)
Net Realized and Unrealized Gain (Loss) on Investments	(6,491,392)

Net Decrease in Net Assets Resulting from Operations	$(6,698,220)

See Notes to Financial Statements

Statements of Changes in Net Assets
For the fiscal periods ended
	March 31, 2026(a)	September 30, 2025
Operations:
Net investment loss	$(206,828)	$(739,263)
Net realized gain from investment transactions	10,259,676	16,617,983
Net change in unrealized appreciation (depreciation) on investments	(16,751,068)	467,757
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,698,220)	16,346,477

Distributions to Shareholders from Capital Gains	(16,926,407)	(10,086,779)

Capital Share Transactions:
Shares sold	4,470,694	9,481,856
Reinvested dividends and distributions	16,634,342	9,975,717
Shares repurchased	(10,242,988)	(25,370,446)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,862,048	(5,912,873)

Net Increase (Decrease) in Net Assets	(12,762,579)	346,825
Net Assets:
Beginning of Period	148,511,629	148,164,804
End of Period	$135,749,050	$148,511,629
Share Information:
Shares sold	250,134	537,921
Shares from reinvested dividends and distributions	955,346	587,200
Shares repurchased	(560,368)	(1,430,968)
Net Increase (Decrease) in Capital Shares	645,112	(305,847)

(a)	Unaudited

See Notes to Financial Statements

Financial Highlights
For a share outstanding during each	March 31,		September 30,
fiscal period ended	2026(d)		2025		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.02		$18.26		$14.90	$13.04	$17.22	$12.91

Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03	)(e)	(0.09	)(e)	0.05	0.07	0.18	0.10
Net realized and unrealized gain (loss) on investments	(0.71)		2.13		3.38	2.12	(2.61)	4.21

Total from Investment Operations	(0.74)		2.04		3.43	2.19	(2.43)	4.31

Less Distributions From:
Net investment income	—		(0.05)		(0.07)	(0.12)	(0.22)	—
Net realized gains	(2.22)		(1.23)		—	(0.21)	(1.53)	—

Total Distributions	(2.22)		(1.28)		(0.07)	(0.33)	(1.75)	—

Net Asset Value, End of Period	$16.06		$19.02		$18.26	$14.90	$13.04	$17.22

Total Return	(4.79	)%(c)	11.99%		23.09%	17.00%	(16.52)%	33.38%

Net Assets, End of Period (in thousands)	$135,749		$148,512		$148,165	$132,992	$120,125	$140,062

Ratios of:
Gross Expenses to Average Net Assets	1.28	%(a)(b)	1.30%		0.77%	0.80%	0.86%	0.87%
Net Expenses to Average Net Assets	1.28	%(a)(b)	1.30%		0.77%	0.62%	0.50%	0.50%
Net Investment Income (Loss) to Average Net Assets	(0.28	%)(b)	(0.51%)		0.25%	0.49%	1.20%	0.62%
Portfolio turnover rate	11.90	%(c)	37.49%		22.55%	30.75%	20.03%	33.31%

(a)	The Adviser receives an annual advisory fee of 0.50% of the Fund’s average daily net assets. Prior to October 10, 2024, the Fund had a different investment adviser. The previous investment adviser did not impose a set fee to manage individual advisory accounts with respect to the Fund. Instead, advisory clients were permitted to pay the previous investment adviser a fee in the amount they believe is fair to manage their individual advisory accounts (or “Pay What Is Fair”), and only clients of the previous investment adviser were permitted to invest in the Fund. Shareholders in the Fund are no longer required to be clients of the Fund’s investment adviser.
(b)	Annualized
(c)	Not annualized
(d)	Unaudited
(e)	Calculated using the average shares method

See Notes to Financial Statements

Notes to Financial Statements

As of March 31, 2026

1.	Organization and Significant Accounting Policies

The GreenFi Redwood Fund (the “Fund”) is a series of the GreenFi Funds Trust (the “Trust”). Effective April 21, 2025, the name of the Fund changed from Aspiration Redwood Fund to GreenFi Redwood Fund and the name of the Trust changed from Aspiration Funds to GreenFi Funds Trust. The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income. To achieve its investment objective, the Fund invests in, or seeks exposure to, companies that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability factors. The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers. The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITs”), shares of investment companies, convertible securities, warrants, and rights. The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Principles of Accounting

The Fund uses the accrual method of accounting for financial reporting purposes.

Net Asset Value

The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund has one class of beneficial interests as of March 31, 2026.

Investment Valuation

Equity securities are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service selected by the Fund’s investment adviser, Mission Investment Advisors LLC (the “Adviser”). Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. Fixed income securities, including short-term investments with maturities of less than 61 days when acquired, are normally valued on the basis of prices obtained from independent third-party pricing services selected by the Adviser, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.

The Board of Trustees, including the majority of the Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, has designated the Adviser to serve as the “Valuation Designee” under Rule 2a-5 to perform fair value determinations subject to the Board’s oversight. The Valuation Designee has designated certain individuals at the Adviser (the “Pricing Committee”) to carry out the Adviser’s responsibilities as Valuation Designee to the Trust. When (i) market quotations are not readily available, or (ii) the validity of the price is otherwise questionable or unreliable, securities are valued as determined in good faith by the Valuation Designee, acting through its Pricing Committee, pursuant to policies and procedures approved by the Board of Trustees.

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Notes to Financial Statements

As of March 31, 2026

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:   Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.

Level 2:   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:   Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2026, for the Fund’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3 (a)
Assets
Common Stocks (b)	$134,531,875	$134,531,875	$—	$—
Short-Term Investment	1,395,916	1,395,916	—	—
Total Investments in Securities	$135,927,791	$135,927,791	$—	$—

(a)	There were no Level 3 investments during the fiscal period ended March 31, 2026.

(b)	Refer to the Schedule of Investments for a breakdown by sector.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf. Currently, the Fund is the only fund of the Trust and therefore bears all of the Trust level expenses.

Distributions

The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

Management Risk. There is a risk that the investment strategies, techniques and risk analyses employed by the Fund’s sub-adviser, UBS Asset Management (Americas) LLC (the “Sub-Adviser”) may not produce the desired results. If the Fund’s annual operating expenses exceed the contractual expense limit under the Fund’s expense limitation agreement and the Adviser is not able to pay Fund expenses required under such agreement, the Adviser may have to resign as adviser to the Fund or dissolve and liquidate the Fund. Dissolution or liquidation of the Fund may cause shareholders to liquidate or transfer their investments at inopportune times.

Notes to Financial Statements

As of March 31, 2026

Market Risk. The Fund’s investments will face risks related to investments in securities in general and the daily fluctuations in the securities markets. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events, such as war, terrorism, environmental disasters or events, country instability, the establishment of tariffs or other trade restrictions, inflation/deflation, and infectious disease epidemics or pandemics.

Equity Securities Risk. The Fund may invest in equity securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.

Sustainability Risk. The Sub-Adviser’s consideration of sustainability factors and the application of positive and negative screening processes may impact the Sub-Adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not consider sustainability factors or apply positive or negative screening processes, or that apply different sustainability criteria or screening processes. Consideration of sustainability factors and application of positive and negative screening processes is expected to impact the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance. The Fund’s performance may at times be better or worse than the performance of similar funds that do not consider sustainability factors or apply positive or negative screening processes, or that apply different sustainability criteria or screening processes. “Sustainability” is not a uniformly defined characteristic and consideration of sustainability factors involves subjective assessment. The Fund’s investments are expected to include securities of issuers that derive revenue from non-sustainable activities. Sustainability information from third party data providers may be incomplete, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics.

Focused Investment Risk. There is a risk that investing in a select group of securities or securities in a particular sector could subject the Fund to greater risk of loss and could be considerably more volatile than the Fund’s primary benchmark or other funds that are diversified across a greater number of securities or sectors.

Derivatives Risk. The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate, or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk, and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Limited Capitalization Risk. There is a risk that securities of small capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell those securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Portfolio Turnover Risk. The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.

IPOs Risk. The purchase of equity securities issued in IPOs may expose the Fund to the risks associated with companies that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the companies operate. The market for IPO shares may be volatile and share prices of newly public companies may fluctuate significantly over a short period of time.

Foreign Investing Risk. The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may be riskier than investments in U.S. issuers because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors.

Notes to Financial Statements

As of March 31, 2026

Futures Risk. Use of futures contracts may cause the value of the Fund’s shares to be more volatile. Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Leverage Risk Associated with Financial Instruments Risk. The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment Company Risk. The price movement of an investment company may not correlate to the underlying investments and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to net asset value (“NAV”), which may affect the Fund’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs. Finally, the Investment Company Act of 1940, as amended, imposes certain limitations on a fund’s investments in other investment companies. These limitations may limit the amount the Fund may invest in certain investment companies.

REITs Risk. The risk that the Fund’s performance will be affected by adverse developments to REITs and the real estate industry. REITs and underlying real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT’s performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Cybersecurity Risk. As part of their business, the Adviser, the Sub-Adviser, and third-party service providers process, store, and transmit large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser, Sub-Adviser, third-party services providers, and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Adviser, Sub-Adviser, third-party service providers, or the Fund have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

3.	Transactions with Related Parties

Adviser

Under the Fund’s investment advisory agreement, the Adviser receives an annual advisory fee of 0.50% of the Fund’s average daily net assets.

The Adviser has entered into an expense limitation agreement (“Agreement”) with the Fund under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund’s Total Annual Fund Operating Expenses to 1.35% (“Maximum Operating Expense Limit”). The Adviser will do this by reimbursing the Fund for certain direct expenses and fees, such as transfer agency, custodial, auditing and legal fees. The Fund also incurs certain indirect expenses, and expenses paid by the Fund when it invests as a shareholder in underlying investment companies. The Adviser has not agreed to waive or reimburse brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses. Because the Adviser is not obligated under the Agreement to pay these expenses, the Fund’s total annual fund operating expenses may actually exceed the Maximum Operating Expense Limit. The Agreement is in effect through January 31, 2027, unless earlier terminated by a majority of the Board of Trustees (the “Board” or the “Trustees”) who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended, or a majority vote of the outstanding voting securities of the Trust. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within three years following the date on which waiver or reimbursement occurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit or the Maximum Operating Expense Limit in place at the time of the waiver and/or reimbursement.

Reimbursements and waivers of expenses by the Adviser are subject to repayment by the Fund within three years following the date on which waiver or reimbursement occurred if the Fund is able to make the repayment without exceeding the lesser of its current maximum operating expense limit or the maximum operating expense limit in place at the time of the waiver and/or reimbursement. Please refer to the table below for a breakdown of the reimbursements and repayment periods.

Notes to Financial Statements

As of March 31, 2026

Fiscal Year End	Reimbursement Amount	Repayment Date Expiration
September 30, 2023	$240,819	September 30, 2026
September 30, 2022	$501,351	September 30, 2025

Sub-Adviser

The Sub-Adviser is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions. The Sub-Adviser is subject to the authority of the Board of Trustees and oversight by the Adviser. The Sub-Adviser is entitled to receive an annual sub-advisory fee, paid by the Adviser – not the Fund – for advisory services provided to the Fund, according to a formula.

Distributor

Capital Investment Group, Inc. (the "Distributor") serves as the Fund’s principal underwriter and distributor. For its services, the Distributor was entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund. The Fund paid $7,644 to the Distributor for the fiscal period ended March 31, 2026.

Shareholder Servicing Agent

Mission Financial Partners, LLP (“Shareholder Servicing Agent”), an affiliate of the Adviser, furnishes certain shareholders services to the Fund. The Shareholder Servicing Agent maintains the public website of the Fund, maintains a technological platform whereby shareholders can access up-to-date information related to their respective holdings in the Fund, establishes and maintains customer support agents and provides a support center to answer questions from Fund shareholders and new investors, provides onboarding services for new accounts, arranges for the fulfillment of customer identification program pursuant to the Fund’s anti-money laundering policies and procedures, arranges for the purchase, exchange, redemption, or transfer of Shares in conjunction with the Transfer Agent, and promptly addressed shareholder complaints directed to or brought to the attention of the Fund. The Fund paid $40,950 to the Shareholder Servicing Agent for the fiscal period ended March 31, 2026.

Officers and Trustees of the Trust

As of March 31, 2026, certain officers of the Trust were also officers of the Administrator.

4.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and related offering costs. For the fiscal period ended March 31, 2026, $7,644 in distribution and service fees were incurred by the Fund.

5.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Adviser and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Adviser within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $40,000 per year, plus $10,000 that is donated to a charity for environmental causes in the Independent Trustee’s name. The Chairman of the Board also receives an additional $5,250 per year.

6.	Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$17,412,850	$22,549,119	$—	$—

7.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. There were no such reclassifications as of March 31, 2026.

Notes to Financial Statements

As of March 31, 2026

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended September 30, 2023 through September 30, 2025, and during the fiscal period ended March 31, 2026, and determined the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2026, the Fund did not incur any interest or penalties.

Distributions during the fiscal year/period ended March 31, 2026 and September 30, 2025, were characterized for tax purposes as follows:

	March 31, 2026	September 30, 2025
Ordinary Income	$0	$407,761
Capital Gains	16,926,407	9,679,018

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

9.	Recent Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Sub-Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreement as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. The Trust’s President and Principal Executive Officer acts as the Fund’s Chief Operating Decision Maker.

10.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Additional Information (unaudited)

As of March 31, 2026

Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal period ended March 31, 2026.

Distributions during the fiscal period ended March 31, 2026, were characterized for tax purposes as follows:

March 31, 2026
Ordinary Income	$0
Capital Gains	$16,926,407

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2027, to determine the calendar year amounts to be included in their 2026 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Fund.

Changes In and Disagreements with Accountants (N-CSR Item 8)

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)

The aggregate compensation paid, on behalf of the Funds, to the Trustees for the period of this report was $52,780. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Funds, and no compensation was paid to any person of whom any officer or director of the Funds is an affiliated person.

Approval of Investment Advisory Agreements (N-CSR Item 11)

There were no investment advisory agreements approved during the period.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosure for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GreenFi Funds Trust

/s/ Timothy Newell
Date: June 5, 2026	Timothy Newell President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Timothy Newell
Date: June 5, 2026	Timothy Newell President and Principal Executive Officer

/s/ Brandon Scarbury
Brandon Scarbury Principal Financial Officer